Taxes (Tables)	12 Months Ended
Sep. 30, 2023
Taxes
Schedule of effective tax rates
	For the Years Ended September 30,
	2023	2022	2021
Statutory PRC income tax rate	25.0%	25.0%	25.0%
Effect of income tax exemption (a)	(40.9%)	(50.8%)	(41.0%)
Favorable tax rate impact (a)	13.3%	(14.8%)	(0.3%)
Permanent difference	-	0.1%	(8.2%)
Changes of deferred tax assets valuation allowances	(5.8%)	7.2%	2.0%
Non-PRC entities not subject PRC income tax	19.4%	27.7%	23.6%
Total	11.0%	(5.6%)	1.1%

Schedule of provision for income tax
	For the Years Ended September 30,
	2023	2022	2021
Current income tax provision	$148,893	$58,266	$25,571
Deferred income tax provision	164,600	(176,633)	-
Total	$313,493	($118,367)	$25,571

Schedule of components of deferred tax
	As of	As of
	September 30,	September 30,
	2023	2022
Net operating loss (“NOL”) carry forward	$284,283	$168,126
Allowance for inventory	2,202	12,413
Allowance for doubtful accounts	4,474	836
Valuation allowance	(290,959)	(18,168)
Total	-	$163,207